RECLAMATION AND REMEDIATION PROVISION (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about reclamation and remediation provision, by site
	December 31, 2018			December 31, 2017
	Total	Current	Non-current	Total	Current	Non-current
GMC	$1,986	$–	$1,986	$2,258	$–	$2,258
Topia	1,514	–	1,514	1,486	–	1,486
Coricancha	23,920	4,473	19,447	23,667	4,446	19,221
	$27,420	$4,473	$22,947	$27,411	$4,446	$22,965

Disclosure of detailed information about reclamation and remediation provision
	2018	2017
Balance, January 1	$27,411	$3,466
Coricancha acquisition (note 9(a))	–	23,767
Change in estimates	(888)	(16)
Accretion	897	791
Reclamation work performed	–	(597)
Reclamation and remediation provision, December 31	$27,420	$27,411

Disclosure of detailed information about assumptions of reclamation and remediation provision
	2018	2017
Total estimated cash flows	$3,684	$3,938
Expected settlement of obligations (years)	2021 – 2044	2023 – 2047
Weighted average risk-free rate (discount rate)
GMC	2.7%	2.3%
Topia	2.8%	2.5%

Coricancha Mining Complex [Member]
Disclosure of detailed information about assumptions of reclamation and remediation provision
	2018	2017
Total estimated cash flows	$33,941	$34,061
Expected settlement of obligations (years)	2019 – 2047	2018 – 2047
Weighted average risk-free rate (discount rate)	5.4%	4.8%